Risk/Return Detail Data - FidelityClimateActionFund-AMCIZPRO - USD ($)			12 Months Ended				60 Months Ended
		Mar. 27, 2026	Mar. 27, 2026	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 27, 2026
FidelityClimateActionFund-AMCIZPRO | Fidelity Climate Action Fund | Fidelity Advisor Climate Action Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[1]	0.00%
Management Fees (as a percentage of Assets)	[2]	0.80%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.43%
Expenses (as a percentage of Assets)		1.48%
Fee Waiver or Reimbursement	[3]	(0.18%)
Net Expenses (as a percentage of Assets)		1.30%
Expense Example, with Redemption, 1 Year		$ 700
Expense Example, with Redemption, 3 Years		994
Expense Example, with Redemption, 5 Years		1,315
Expense Example, with Redemption, 10 Years		2,222
Expense Example, No Redemption, 1 Year		700
Expense Example, No Redemption, 3 Years		994
Expense Example, No Redemption, 5 Years		1,315
Expense Example, No Redemption, 10 Years		$ 2,222
Annual Return, Inception Date		Jun. 15, 2021
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			16.66%				3.97%	[4]
Annual Return [Percent]				23.78%	18.70%	(25.45%)
FidelityClimateActionFund-AMCIZPRO | Fidelity Climate Action Fund | Fidelity Advisor Climate Action Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[1]	0.00%
Management Fees (as a percentage of Assets)	[2]	0.78%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.46%
Expenses (as a percentage of Assets)		1.74%
Fee Waiver or Reimbursement	[3]	(0.19%)
Net Expenses (as a percentage of Assets)		1.55%
Expense Example, with Redemption, 1 Year		$ 502
Expense Example, with Redemption, 3 Years		855
Expense Example, with Redemption, 5 Years		1,238
Expense Example, with Redemption, 10 Years		2,309
Expense Example, No Redemption, 1 Year		502
Expense Example, No Redemption, 3 Years		855
Expense Example, No Redemption, 5 Years		1,238
Expense Example, No Redemption, 10 Years		$ 2,309
Annual Return, Inception Date		Jun. 15, 2021
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			19.10%				4.39%	[5]
FidelityClimateActionFund-AMCIZPRO | Fidelity Climate Action Fund | Fidelity Advisor Climate Action Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[6]	1.00%
Management Fees (as a percentage of Assets)	[2]	0.80%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.42%
Expenses (as a percentage of Assets)		2.22%
Fee Waiver or Reimbursement	[3]	(0.17%)
Net Expenses (as a percentage of Assets)		2.05%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 308
Expense Example, with Redemption, 3 Years		672
Expense Example, with Redemption, 5 Years		1,169
Expense Example, with Redemption, 10 Years		2,349
Expense Example, No Redemption, 1 Year		208
Expense Example, No Redemption, 3 Years		672
Expense Example, No Redemption, 5 Years		1,169
Expense Example, No Redemption, 10 Years		$ 2,349
Annual Return, Inception Date		Jun. 15, 2021
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			21.77%				4.93%	[7]
FidelityClimateActionFund-AMCIZPRO | Fidelity Climate Action Fund | Fidelity Advisor Climate Action Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[2]	0.73%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.51%
Expenses (as a percentage of Assets)		1.24%
Fee Waiver or Reimbursement	[3]	(0.19%)
Net Expenses (as a percentage of Assets)		1.05%
Expense Example, with Redemption, 1 Year		$ 107
Expense Example, with Redemption, 3 Years		368
Expense Example, with Redemption, 5 Years		656
Expense Example, with Redemption, 10 Years		1,477
Expense Example, No Redemption, 1 Year		107
Expense Example, No Redemption, 3 Years		368
Expense Example, No Redemption, 5 Years		656
Expense Example, No Redemption, 10 Years		$ 1,477
Annual Return, Inception Date		Jun. 15, 2021
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			24.06%				5.99%	[8]
FidelityClimateActionFund-AMCIZPRO | Fidelity Climate Action Fund | Fidelity Advisor Climate Action Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[2]	0.64%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.45%
Expenses (as a percentage of Assets)		1.09%
Fee Waiver or Reimbursement	[3]	(0.19%)
Net Expenses (as a percentage of Assets)		0.90%
Expense Example, with Redemption, 1 Year		$ 92
Expense Example, with Redemption, 3 Years		321
Expense Example, with Redemption, 5 Years		576
Expense Example, with Redemption, 10 Years		1,306
Expense Example, No Redemption, 1 Year		92
Expense Example, No Redemption, 3 Years		321
Expense Example, No Redemption, 5 Years		576
Expense Example, No Redemption, 10 Years		$ 1,306
Annual Return, Inception Date		Jun. 15, 2021
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			24.29%				6.14%	[9]
FidelityClimateActionFund-AMCIZPRO | Fidelity Climate Action Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity® Climate Action Fund/Fidelity Advisor® Climate Action Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Climate Action Fund seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 37 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		Sep. 30, 2026
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 39% of the average value of its portfolio.
Portfolio Turnover, Rate		39.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 37 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in equity securities of climate aware companies. Climate aware companies are those that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes are working to address climate change or its impacts either indirectly through their corporate strategy, or directly through the technology, services, or products they provide. Such companies include those that (i) have a low carbon transition score of neutral or better as rated by MSCI within the MSCI World Climate Change Index, and/or (ii) have an above average environmental pillar score as rated by FMR or MSCI. FMR's environmental pillar score represents the portion of the Adviser's proprietary ESG rating process that focuses on a company's environmental practices using a data-driven framework that includes proprietary and third-party (such as CDP and MSCI) data. The neutral rating within the MSCI World Climate Change Index represents companies with limited exposure to low carbon transition carbon risk. A company's environmental profile may include, but is not limited to, carbon and toxic emissions, water management, waste management, vulnerability to the physical impacts of climate change, and research and investment into products, services, and energies that reduce emissions and/or provide opportunities to achieve a low carbon transition. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in securities of domestic and foreign issuers.Investing in either "growth" stocks or "value" stocks or both.Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.Employing sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Sustainable Investing Exclusions" for additional information.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2025
Bar Chart, Year to Date Return		3.37%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Mar. 31, 2024
Highest Quarterly Return		12.60%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(18.71%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityClimateActionFund-AMCIZPRO | Fidelity Climate Action Fund | After Taxes on Distributions | Fidelity Advisor Climate Action Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			16.66%				3.97%	[4]
FidelityClimateActionFund-AMCIZPRO | Fidelity Climate Action Fund | After Taxes on Distributions and Sales | Fidelity Advisor Climate Action Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			9.86%				3.06%	[4]
FidelityClimateActionFund-AMCIZPRO | Fidelity Climate Action Fund | IXWC6
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI World Climate Change Index
Average Annual Return, Percent			25.71%				10.32%
FidelityClimateActionFund-AMCIZPRO | Fidelity Climate Action Fund | MS113
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI World Index
Average Annual Return, Percent			19.10%				7.99%
FidelityClimateActionFund-RetailPRO | Fidelity Climate Action Fund | Fidelity Climate Action Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[10]	0.76%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.45%
Expenses (as a percentage of Assets)		1.21%
Fee Waiver or Reimbursement	[11]	(0.16%)
Net Expenses (as a percentage of Assets)		1.05%
Expense Example, with Redemption, 1 Year		$ 107
Expense Example, with Redemption, 3 Years		363
Expense Example, with Redemption, 5 Years		644
Expense Example, with Redemption, 10 Years		$ 1,447
Annual Return, Inception Date		Jun. 15, 2021
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			24.06%				5.99%	[12]
Annual Return [Percent]				24.06%	19.06%	(25.29%)
FidelityClimateActionFund-RetailPRO | Fidelity Climate Action Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity® Climate Action Fund/Fidelity® Climate Action Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Climate Action Fund seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		Sep. 30, 2026
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 39% of the average value of its portfolio.
Portfolio Turnover, Rate		39.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in equity securities of climate aware companies. Climate aware companies are those that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes are working to address climate change or its impacts either indirectly through their corporate strategy, or directly through the technology, services, or products they provide. Such companies include those that (i) have a low carbon transition score of neutral or better as rated by MSCI within the MSCI World Climate Change Index, and/or (ii) have an above average environmental pillar score as rated by FMR or MSCI. FMR's environmental pillar score represents the portion of the Adviser's proprietary ESG rating process that focuses on a company's environmental practices using a data-driven framework that includes proprietary and third-party (such as CDP and MSCI) data. The neutral rating within the MSCI World Climate Change Index represents companies with limited exposure to low carbon transition carbon risk. A company's environmental profile may include, but is not limited to, carbon and toxic emissions, water management, waste management, vulnerability to the physical impacts of climate change, and research and investment into products, services, and energies that reduce emissions and/or provide opportunities to achieve a low carbon transition. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in securities of domestic and foreign issuers.Investing in either "growth" stocks or "value" stocks or both.Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.Employing sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Sustainable Investing Exclusions" for additional information.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2025
Bar Chart, Year to Date Return		3.50%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Mar. 31, 2024
Highest Quarterly Return		12.54%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(18.67%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityClimateActionFund-RetailPRO | Fidelity Climate Action Fund | After Taxes on Distributions | Fidelity Climate Action Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			24.06%				5.98%	[12]
FidelityClimateActionFund-RetailPRO | Fidelity Climate Action Fund | After Taxes on Distributions and Sales | Fidelity Climate Action Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			14.25%				4.64%	[12]
FidelityClimateActionFund-RetailPRO | Fidelity Climate Action Fund | IXWC6
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI World Climate Change Index
Average Annual Return, Percent			25.71%				10.32%
FidelityClimateActionFund-RetailPRO | Fidelity Climate Action Fund | MS113
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI World Index
Average Annual Return, Percent			19.10%				7.99%
Document Type		497
Registrant Name		Fidelity Summer Street Trust

[1]	AClass A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
[2]	AThe management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.10% based on the performance of the fund or a designated class of the fund relative to that of the MSCI World Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.
[3]	BFidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.30%, 1.55%, 2.05%, 1.05%, and 0.90% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through September 30, 2026. FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.
[4]	AFrom June 15, 2021.
[5]	BFrom June 15, 2021.
[6]	BOn Class C shares redeemed less than one year after purchase.
[7]	CFrom June 15, 2021.
[8]	DFrom June 15, 2021.
[9]	EFrom June 15, 2021.
[10]	AThe management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.10% based on the performance of the fund or a designated class of the fund relative to that of the MSCI World Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.
[11]	BFidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 1.05% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through September 30, 2026. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.
[12]	AFrom June 15, 2021.